Operating profit/(loss) - Additional Information (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Operating Profit Loss [Abstract]
Auditors remuneration payable	€ 11